Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
The following table and supporting graphics below set out information regarding fiscal years ended December 31, 2023, 2022, 2021 and 2020 in satisfaction of Item 402(v) of Regulation S-K. The Company’s compensation programs have a history of aligning pay and performance. This is demonstrated in the Company selected measure listed below: Growth in Book Value per Share, which focuses on year-over-year increases in total shareholders’ equity through earnings and our ability to return capital to shareholders. Growth in Book Value per Share serves as the basis for a performance metric for our long term equity incentive program—the largest component of compensation for our chief executive officer and a significant component of compensation for our other named executive officers. For detail on the Company’s executive compensation programs, see the CD&A section beginning on page 29.
Year	Summary compensation table total for PEO(1)	Compensation actually paid to PEO(2)	Average summary compensation table for non-PEO named executive officers(2)	Average compensation actually paid to non-PEO named executive officers(2)	Value of initial fixed $100 investment based on:		Net Income(5)	Growth in Book Value Per Share(6)
					Total shareholder return(3)	Peer group total shareholder return(4)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2023	$8,886,452	$20,054,917	$2,436,696	$3,705,577	$126	$202	$696,386,000	15.5%
2022	$8,912,746	$6,232,030	$2,742,113	$2,264,421	$87	$163	$831,353,000	7.0%
2021	$9,137,867	$6,162,378	$2,564,963	$2,094,548	$96	$115	$681,783,000	12.7%
2020	$6,778,301	$3,910,067	$1,702,466	$1,156,739	$87	$86	$413,041,000	13.2%

(1)
The PEO for each year reported is Mark A. Casale. The non-PEO named executive officers for each year reported are as follows:

•
2023: Christopher G. Curran, Mary L. Gibbons, Vijay Bhasin and David B. Weinstock

•
2022: Christopher G. Curran, Mary L. Gibbons, Vijay Bhasin, David B. Weinstock and Lawrence E. McAlee

•
2021: Christopher G. Curran, Lawrence E. McAlee, Jeff R. Cashmer and Vijay Bhasin

•
2020: Christopher G. Curran, Lawrence E. McAlee, Jeff R. Cashmer and Vijay Bhasin

(2)
SEC rules require certain adjustments be made to the “Summary Compensation Table” totals to determine “compensation actually paid” as reported in the table above. For purposes of the equity award adjustments shown below, no equity awards were cancelled due to a failure to meet vesting conditions. The following table details the applicable adjustments that were made to determine “compensation actually paid” (all amounts are averages for the non-PEO named executive officers, who we refer to as Other NEOs in the following table):

Year	Executive(s)	“Summary Compensation Table” Total	Deduct Stock Award Included in “Summary Compensation Table”	Add Year-end Value of Unvested Equity Awards Granted in Year	Change in Value of Unvested Equity Awards Granted in Prior Years	Change in Value of Equity Awards Granted in Prior Years which Vested in Year	“Pay versus Performance Table” Compensation Actually Paid
2023	PEO	$8,886,452	$(4,118,728)	$7,282,244	$7,621,189	$383,760	$20,054,917
	Other NEOs	$2,436,696	$(1,013,252)	$1,524,268	$709,404	$48,460	$3,705,577
2022	PEO	$8,912,746	$(4,416,683)	$3,016,321	$(982,433)	$(297,921)	$6,232,030
	Other NEOs	$2,742,113	$(708,333)	$430,608	$(131,664)	$(68,303)	$2,264,421
2021	PEO	$9,137,867	$(5,486,346)	$2,111,297	$383,642	$15,918	$6,162,378
	Other NEOs	$2,564,963	$(1,092,805)	$546,569	$52,889	$22,932	$2,094,548
2020	PEO	$6,778,301	$(4,162,558)	$3,553,928	$(1,438,198)	$(821,406)	$3,910,067
	Other NEOs	$1,702,466	$(800,028)	$648,896	$(235,143)	$(159,452)	$1,156,739

(3)
Represents our Company’s cumulative total shareholder return (“TSR”) for the measurement period December 31, 2019 through December 31 of the year indicated.

(4)
Represents the cumulative TSR of a composite peer group selected by us consisting of Arch Capital Group Ltd., Enact Holdings, Inc. (from and after September 16, 2021), Genworth Financial, Inc. (through September 15, 2021), MGIC Investment Corporation, NMI Holdings, Inc. and Radian Group Inc. (collectively, the “Peer Index”). We selected the members of each peer group because each was, at the time, a direct competitor of ours in the private mortgage insurance industry. On September 16, 2021, shares of common stock Enact Holdings, Inc. began trading on the Nasdaq Global Select Market, independent of the shares of its parent company, Genworth Financial, Inc. (which retained approximately 80% of the outstanding common shares of Enact Holdings, Inc. after its initial public offering on such date). The Peer Group is the peer group used by our Company for purposes of Item 201(e) of Regulation S-K under the Exchange Act in our Annual Report on Form 10-K for the year ended December 31, 2023.

(5)
Represents “Net Income” in our Company’s Consolidated Income Statements included in our Annual Report on Form 10-K for each of the years ended December 31, 2023, 2022, 2021 and 2020.

(6)
Our Company-selected measure is Growth in Book Value per Share. Book value per share is calculated as (i) total stockholders equity, divided by (ii) total common shares outstanding. Amounts in column represent growth in book value per share as of December 31, 2023, 2022, 2021 and 2020 as a percentage of the book value per share as of December 31 of the year immediately preceding each such date.

Company Selected Measure Name	Growth in Book Value Per Share
Named Executive Officers, Footnote
(1)
The PEO for each year reported is Mark A. Casale. The non-PEO named executive officers for each year reported are as follows:

•
2023: Christopher G. Curran, Mary L. Gibbons, Vijay Bhasin and David B. Weinstock

•
2022: Christopher G. Curran, Mary L. Gibbons, Vijay Bhasin, David B. Weinstock and Lawrence E. McAlee

•
2021: Christopher G. Curran, Lawrence E. McAlee, Jeff R. Cashmer and Vijay Bhasin

•
2020: Christopher G. Curran, Lawrence E. McAlee, Jeff R. Cashmer and Vijay Bhasin

Peer Group Issuers, Footnote
(4)
Represents the cumulative TSR of a composite peer group selected by us consisting of Arch Capital Group Ltd., Enact Holdings, Inc. (from and after September 16, 2021), Genworth Financial, Inc. (through September 15, 2021), MGIC Investment Corporation, NMI Holdings, Inc. and Radian Group Inc. (collectively, the “Peer Index”). We selected the members of each peer group because each was, at the time, a direct competitor of ours in the private mortgage insurance industry. On September 16, 2021, shares of common stock Enact Holdings, Inc. began trading on the Nasdaq Global Select Market, independent of the shares of its parent company, Genworth Financial, Inc. (which retained approximately 80% of the outstanding common shares of Enact Holdings, Inc. after its initial public offering on such date). The Peer Group is the peer group used by our Company for purposes of Item 201(e) of Regulation S-K under the Exchange Act in our Annual Report on Form 10-K for the year ended December 31, 2023.

PEO Total Compensation Amount	$ 8,886,452	$ 8,912,746	$ 9,137,867	$ 6,778,301
PEO Actually Paid Compensation Amount	$ 20,054,917	6,232,030	6,162,378	3,910,067
Adjustment To PEO Compensation, Footnote
(2)
SEC rules require certain adjustments be made to the “Summary Compensation Table” totals to determine “compensation actually paid” as reported in the table above. For purposes of the equity award adjustments shown below, no equity awards were cancelled due to a failure to meet vesting conditions. The following table details the applicable adjustments that were made to determine “compensation actually paid” (all amounts are averages for the non-PEO named executive officers, who we refer to as Other NEOs in the following table):

Year	Executive(s)	“Summary Compensation Table” Total	Deduct Stock Award Included in “Summary Compensation Table”	Add Year-end Value of Unvested Equity Awards Granted in Year	Change in Value of Unvested Equity Awards Granted in Prior Years	Change in Value of Equity Awards Granted in Prior Years which Vested in Year	“Pay versus Performance Table” Compensation Actually Paid
2023	PEO	$8,886,452	$(4,118,728)	$7,282,244	$7,621,189	$383,760	$20,054,917
	Other NEOs	$2,436,696	$(1,013,252)	$1,524,268	$709,404	$48,460	$3,705,577
2022	PEO	$8,912,746	$(4,416,683)	$3,016,321	$(982,433)	$(297,921)	$6,232,030
	Other NEOs	$2,742,113	$(708,333)	$430,608	$(131,664)	$(68,303)	$2,264,421
2021	PEO	$9,137,867	$(5,486,346)	$2,111,297	$383,642	$15,918	$6,162,378
	Other NEOs	$2,564,963	$(1,092,805)	$546,569	$52,889	$22,932	$2,094,548
2020	PEO	$6,778,301	$(4,162,558)	$3,553,928	$(1,438,198)	$(821,406)	$3,910,067
	Other NEOs	$1,702,466	$(800,028)	$648,896	$(235,143)	$(159,452)	$1,156,739

Non-PEO NEO Average Total Compensation Amount	$ 2,436,696	2,742,113	2,564,963	1,702,466
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,705,577	2,264,421	2,094,548	1,156,739
Adjustment to Non-PEO NEO Compensation Footnote
(2)
SEC rules require certain adjustments be made to the “Summary Compensation Table” totals to determine “compensation actually paid” as reported in the table above. For purposes of the equity award adjustments shown below, no equity awards were cancelled due to a failure to meet vesting conditions. The following table details the applicable adjustments that were made to determine “compensation actually paid” (all amounts are averages for the non-PEO named executive officers, who we refer to as Other NEOs in the following table):

Year	Executive(s)	“Summary Compensation Table” Total	Deduct Stock Award Included in “Summary Compensation Table”	Add Year-end Value of Unvested Equity Awards Granted in Year	Change in Value of Unvested Equity Awards Granted in Prior Years	Change in Value of Equity Awards Granted in Prior Years which Vested in Year	“Pay versus Performance Table” Compensation Actually Paid
2023	PEO	$8,886,452	$(4,118,728)	$7,282,244	$7,621,189	$383,760	$20,054,917
	Other NEOs	$2,436,696	$(1,013,252)	$1,524,268	$709,404	$48,460	$3,705,577
2022	PEO	$8,912,746	$(4,416,683)	$3,016,321	$(982,433)	$(297,921)	$6,232,030
	Other NEOs	$2,742,113	$(708,333)	$430,608	$(131,664)	$(68,303)	$2,264,421
2021	PEO	$9,137,867	$(5,486,346)	$2,111,297	$383,642	$15,918	$6,162,378
	Other NEOs	$2,564,963	$(1,092,805)	$546,569	$52,889	$22,932	$2,094,548
2020	PEO	$6,778,301	$(4,162,558)	$3,553,928	$(1,438,198)	$(821,406)	$3,910,067
	Other NEOs	$1,702,466	$(800,028)	$648,896	$(235,143)	$(159,452)	$1,156,739

Compensation Actually Paid vs. Total Shareholder Return	Compensation Actually Paid Versus Total Shareholder Return
Compensation Actually Paid vs. Net Income	Compensation Actually Paid Versus Net Income
Compensation Actually Paid vs. Company Selected Measure	Compensation Actually Paid Versus Growth in BVPS
Total Shareholder Return Vs Peer Group	Compensation Actually Paid Versus Total Shareholder Return
Tabular List, Table
The following non-ranked list shows the financial performance measures we view as the most important to link executive compensation actually paid during the most recent fiscal year to our performance during that same period:
•
Earnings per share

•
Growth in book value per share

•
Net income

•
New insurance written (NIW)

•
Return on equity

•
TSR

Total Shareholder Return Amount	$ 126	87	96	87
Peer Group Total Shareholder Return Amount	202	163	115	86
Net Income (Loss)	$ 696,386,000	$ 831,353,000	$ 681,783,000	$ 413,041,000
Company Selected Measure Amount	15.5	7	12.7	13.2
PEO Name	Mark A. Casale
Measure:: 1
Pay vs Performance Disclosure
Name	Earnings per share
Measure:: 2
Pay vs Performance Disclosure
Name	Growth in book value per share
Non-GAAP Measure Description
(6)
Our Company-selected measure is Growth in Book Value per Share. Book value per share is calculated as (i) total stockholders equity, divided by (ii) total common shares outstanding. Amounts in column represent growth in book value per share as of December 31, 2023, 2022, 2021 and 2020 as a percentage of the book value per share as of December 31 of the year immediately preceding each such date.

Measure:: 3
Pay vs Performance Disclosure
Name	Net income
Measure:: 4
Pay vs Performance Disclosure
Name	New insurance written (NIW)
Measure:: 5
Pay vs Performance Disclosure
Name	Return on equity
Measure:: 6
Pay vs Performance Disclosure
Name	TSR
PEO | Equity Awards Value In Summary Compensation Table (Grant Date Value)
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (4,118,728)	$ (4,416,683)	$ (5,486,346)	$ (4,162,558)
PEO | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,282,244	3,016,321	2,111,297	3,553,928
PEO | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,621,189	(982,433)	383,642	(1,438,198)
PEO | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	383,760	(297,921)	15,918	(821,406)
Non-PEO NEO | Equity Awards Value In Summary Compensation Table (Grant Date Value)
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,013,252)	(708,333)	(1,092,805)	(800,028)
Non-PEO NEO | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,524,268	430,608	546,569	648,896
Non-PEO NEO | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	709,404	(131,664)	52,889	(235,143)
Non-PEO NEO | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 48,460	$ (68,303)	$ 22,932	$ (159,452)